Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 – SHARE-BASED COMPENSATION

a)	As of June 30, 2025, 6,900,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan, of which 2,175,667 shares were available for future grant.
b)	The following tables contains information concerning options granted under the existing equity incentive plans:

	Three months ended June 30,
	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,876,306	$5.38	3,007,624	$5.41
Forfeited and expired	(5,000)	$4.38	(21,921)	$5.06
Outstanding at end of period	2,871,306	$5.38	2,985,703	$5.41
Exercisable at end of period	2,393,405	$5.56	2,228,902	$5.67

Non-vested at beginning of period	480,151	$4.45	772,301	$4.67
Vested	-	$-	-	$-
Forfeited	(2,250)	$3.21	(13,750)	$3.79
Non-vested at the end of period	477,901	$4.46	758,551	$4.68

	Six months ended June 30,
	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,898,015	$5.37	2,842,496	$5.63
Granted	-	$-	250,000	$3.21
Forfeited and expired	(26,709)	$4.25	(106,793)	$6.00
Outstanding at end of period	2,871,306	$5.38	2,985,703	$5.41
Exercisable at end of period	2,393,405	$5.56	2,228,902	$5.67

Non vested at beginning of period	582,967	$4.38	596,503	$5.53
Granted	-	$-	250,000	$3.21
Forfeited and expired	(15,441)	$3.65	(24,313)	$5.04
vested	(89,625)	$4.07	(63,639)	$6.75
Outstanding at end of period	477,901	$4.46	758,551	$4.68

During the three and six month periods ended June 30, 2025 and 2024, the Company recognized $101, $212, $237 and $460 thousand, respectively, of share-based compensation expenses related to stock options.

As of June 30, 2025, the total unrecognized estimated compensation cost related to outstanding non-vested stock options was $384 thousand, which is expected to be recognized over a weighted average period of 1.08 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding at June 30, 2025:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$1.42	15,000	9.00	$-	-
$2.69	90,304	1.68	-	90,304
$2.69	557,737	8.51	-	557,737
$3.21	211,750	8.63	-	53,500
$3.53	53,192	8.34	-	13,298
$3.66	250,000	4.84	-	250,000
$4.68	29,000	4.75	-	29,000
$5.34	144,500	6.75	-	108,375
$5.34	440,719	7.38	-	287,087
$5.97	150,000	7.38	-	75,000
$6.22	147,536	0.97	-	147,536
$6.22	331,627	8.51	-	331,627
$8.19	150,000	8.51	-	150,000
$9.02	40,500	5.37	-	40,500
$10.12	2,421	3.37	-	2,421
$10.12	6,050	8.51	-	6,050
$12.23	250,000	5.91	-	250,000
$21.40	970	8.651	-	970
	2,871,306		$-	2,393,405

d)	The following table contains information concerning restricted stock units granted under the 2019 Equity Incentive Plan:

	Three months ended June 30,
	2025		2024
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	1,174,350	$1.50	571,460	$2.65
Vested	(3,425)	$10.28	(3,444)	$10.28
Forfeited	(6,485)	$1.61	(5,757)	$3.87
Nonvested at end of period	1,164,440	$1.47	562,259	$2.59

	Six months ended June 30,
	2025		2024
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	1,234,572	$1.77	621,135	$3.14
Vested	(42,656)	$9.74	(44,050)	$9.9
Forfeited	(27,476)	$1.9	(14,826)	$3.64
Nonvested at end of period	1,164,440	$1.47	562,259	$2.59

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price, if no sales were reported).

For the three and six month periods ended June 30, 2025 and 2024, the Company recognized $194, $376, $151 and $311 thousand, respectively, of share-based compensation expense related to restricted stock units.

Total share-based compensation expense related to restricted stock units not yet recognized as of June 30, 2025 was $874 thousand, which is expected to be recognized over a weighted average period of 1.02 years.

e)	The following table summarizes share-based compensation expenses included in the statements of operations related to grants under the 2019 Equity Incentive Plan:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2025	2024	2025	2024
Research & development	$111	$145	$246	$269
General & administrative	184	243	342	502
Total	$295	$388	$588	$771